Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Current Liabilities
Payables related to property and equipment	¥ 1,874,562		¥ 1,788,628
Deposits from network partners(1)	1,479,027		1,087,087
Salary and welfare payable	1,179,917		1,047,517
Payable to individual couriers(2)	779,481		640,273
Construction deposits	173,874		99,727
Payables to network partners(3)	228,213		237,191
Accrued expenses	345,468		199,639
VAT and surcharge payable	110,176		189,771
Others	554,025		504,547
Total	¥ 6,724,743	$ 974,999	¥ 5,794,380